Capital Stock - Summary of Stock Option Information (Detail) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Outstanding - beginning of year (in shares)	571,805	579,913	605,594
Grants in period (shares)	0	0	0
Exercised (in shares)	(80,707)	(5,080)	(25,681)
Forfeited / expired (in shares)	0	(3,028)	0
Outstanding - end of year (in shares)	491,098	571,805	579,913
Exercisable - end of year (in shares)	491,098	500,073	404,716
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 14.36	$ 14.32	$ 14.16
Granted (in dollars per share)	0	0	0
Exercised (in dollars per share)	11.54	8.71	10.47
Forfeited / expired (in dollars per share)	0	15.73	0
Outstanding - end of year (in dollars per share)	14.82	14.36	14.32
Exercisable - end of year (in dollars per share)	$ 14.82	$ 15.27	$ 16.92